Commitments (Tables)	12 Months Ended
Dec. 31, 2017
Commitments
Schedule of minimum payments of non-cancellable operating leases
	December 31,
	2017	2016

Up to one year	1,256.7	1,139.5
From one to five years	4,577.6	4,235.1
More than five years	2,560.3	2,646.9

	8,394.6	8,021.5

Schedule of purchase commitments for the acquisition of aircraft
	December 31,
	2017	2016

Up to one year	—	—
More than one year up to five years	11,769.2	8,937.3
More than five years	3,704.6	6,307.7

	15,473.8	15,245.0